Capital (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Change in Capital
The change in capital, which includes stated capital and contributed surplus, was as follows:

	Number of Common Shares	Stated Capital	Series II, Cumulative Redeemable Preference Share Capital	Contributed Surplus	Total Capital
Balance, December 31, 2018	501,493,187	3,333	110	1,905	5,348
Shares issued under DRIP	361,470	23	-	-	23
Stock compensation plans (1)	3,074,176	178	-	(104)	74
Repurchases of common shares (2)	(7,469,287)	(68)	-	-	(68)
Balance, December 31, 2019	497,459,546	3,466	110	1,801	5,377
Shares issued under DRIP	313,879	23	-	-	23
Stock compensation plans (1)	1,896,489	136	-	(62)	74
Repurchases of common shares (2)	(2,552,386)	(16)	-	-	(16)
Balance, December 31, 2020	497,117,528	3,609	110	1,739	5,458
(1) Movements in contributed surplus include cash payments related to withholding tax on stock compensation plans. Additionally, in 2020, the Company amended its non-employee director compensation plan such that the directors no longer control the decision as to whether DSUs earned as part of their compensation are settled in cash or common shares. As a result, director DSUs are now classified as equity settled and $27 million was reclassified to “Contributed surplus” from “Provisions and other non-current liabilities” on the consolidated statement of financial position.
(2) Stated capital was reduced ($18) million and ($20) million at December 31, 2020 and 2019, respectively, related to the Company’s pre-defined
share repurchase plan. See share repurchases below.

Summary of dividend declared and paid	Details of dividends declared per common share and dividends paid on common shares are as follows:

	Year ended December 31,

	2020	2019
Dividends declared per common share	$1.52	$1.44
Dividends declared	753	721
Dividends reinvested	(23)	(23)
Dividends paid	730	698

Details of NCIB Share Repurchases	Details of share repurchases were as follows:

	Year ended December 31,

	2020	2019
Share repurchases (millions of U.S. dollars)	200	488
Shares repurchased (number in millions)	2.6	7.8
Share repurchases – average price per share in U.S. dollars	$78.37	$62.33